UNAUDITED CONSOLIDATED INTERIM CASH FLOW STATEMENTS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Income (loss) for period	$ 2,245,864	$ (10,941,387)
Adjustments for:
Share based compensation expense	0	32,457
Interest income	(413,909)	(1,361,638)
Amortization of intangibles	67,919	90,248
Foreign exchange (gain) loss	(230,968)	20,138
(Gain) loss of disposal on property and equipment	0	3,377
Provision for VAT receivable	470,263	839,758
Impairment of deposit	400,000	0
Interest expense	4,879,843	2,364,345
Fair value change in embedded derivative	(14,145,000)	356,000
Depreciation of property and equipment and right-of-use assets	630,741	835,514
Tax paid on behalf of grantee on vesting of RSUs	(18,624)	0
Income tax expense	(180,816)	0
Operating loss before working capital changes	(6,294,687)	(7,761,188)
Changes in trade and other receivables	(221,430)	(154,886)
Changes in related party receivables	98,133	945,913
Changes in inventories	(94,052)	(200,968)
Changes in related party payables	(21,565)	(88,298)
Changes in trade and other payables	(177,889)	(3,211,297)
Net cash used in operating activities	(6,711,490)	(10,470,724)
Cash flows from investing activities
Interest received from bank	413,909	1,361,638
Patent costs incurred	(43,064)	(72,039)
Expenditure on property and equipment	(15,539)	(82,674)
Investment in exploration and evaluation assets	(10,183,006)	(25,823,248)
Net cash used in investing activities	(9,827,700)	(24,616,323)
Cash flows from financing activities
Issue of share capital	0	1
Proceeds from exercise of warrants	1,150	0
Proceeds from issuance of debentures, net of OID	0	49,250,000
Payment of debenture interest	0	(1,203,515)
Payment of lease liabilities	(287,314)	(316,090)
Proceeds from non-controlling interests	0	1,500,000
Net cash (used in) provided by financing activities	(286,164)	49,230,396
Net (decrease) increase in cash and cash equivalents	(16,825,354)	14,143,349
Cash and cash equivalents
Effect of exchange rate changes on cash & cash equivalents	53,470	(42,011)
Beginning of period	29,283,942	49,391,627
End of period	$ 12,512,058	$ 63,492,965